7. Share-based payments (Details 7) - Nonemployee common stock warrants - Fully-vested [Member] - USD ($)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Minimum [Member]
Volatility	208.00%	188.00%
Risk-free interest rate	0.60%	0.20%
Expected life (years)	2 years 6 months	2 years 6 months
Dividend yield
Maximum [Member]
Volatility	330.00%	382.00%
Risk-free interest rate	1.70%	1.80%
Expected life (years)	5 years	5 years
Dividend yield